Net Loss Per Share - Schedule of Computation of Basic and Diluted Net Loss Per Share of Common Stock (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share, Basic and Diluted [Abstract]
Net loss	$ (9,038)	$ (6,238)	$ (27,145)	$ (2,947)	$ (36,183)	$ (9,185)	$ (17,512)	$ (6,032)
Weighted-average shares used in computing net loss per share	22,907,349	5			7,755,137	2	4
Net loss per share, basic and diluted	$ (0.39)	$ (1,247,600.00)			$ (4.67)	$ (4,592,500.00)	$ (4,378,000)